Cash and Cash Equivalents (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Non-PRC [Member] U.S. Dollars [Member] USD ($)	Dec. 31, 2013 Non-PRC [Member] U.S. Dollars [Member] CNY	Dec. 31, 2012 Non-PRC [Member] U.S. Dollars [Member] USD ($)	Dec. 31, 2012 Non-PRC [Member] U.S. Dollars [Member] CNY	Dec. 31, 2013 Non-PRC [Member] Korean Won [Member] CNY	Dec. 31, 2013 Non-PRC [Member] Korean Won [Member] KRW	Dec. 31, 2012 Non-PRC [Member] Korean Won [Member] CNY	Dec. 31, 2012 Non-PRC [Member] Korean Won [Member] KRW	Dec. 31, 2013 Non-PRC [Member] Other currencies [Member] CNY	Dec. 31, 2012 Non-PRC [Member] Other currencies [Member] CNY	Dec. 31, 2013 Group's consolidated affiliates (VIEs) [Member] CNY	Dec. 31, 2013 Group's consolidated affiliates (VIEs) [Member] PRC [Member] RMB [Member] CNY	Dec. 31, 2012 Group's consolidated affiliates (VIEs) [Member] PRC [Member] RMB [Member] CNY	Dec. 31, 2013 Other entities [Member] PRC [Member] RMB [Member] CNY	Dec. 31, 2012 Other entities [Member] PRC [Member] RMB [Member] CNY	Dec. 31, 2013 Other entities [Member] PRC [Member] U.S. Dollars [Member] CNY	Dec. 31, 2012 Other entities [Member] PRC [Member] U.S. Dollars [Member] CNY
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 144,971	877,613	$ 352,243	2,132,374	1,895,795	2,237,058	$ 24,549	149,674	$ 53,587	336,820	10,221	1,780,621	83,143	14,214,904	32,317	29,043	263,700	252,472	563,344	408,063	1,104,114	24,866	15,910